Loans, borrowings, cash and cash equivalents and short-term investments (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross	$ 11,647	$ 10,874
Current borrowings. gross	824	307
Accrued charges	$ 167	147
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.02%
Non-current portion of non-current borrowings. gross	$ 7,157	6,157
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	10.17%
Non-current portion of non-current borrowings. gross	$ 119	186
Current borrowings. gross	$ 96	47
Debt Contract Brazil [Member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	10.12%
Non-current portion of non-current borrowings. gross	$ 200	232
Current borrowings. gross	$ 49	46
Debt Contract Brazil [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current borrowings. gross		2
Debt Contract Brazil [Member] | S O F R [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.80%
Non-current portion of non-current borrowings. gross	$ 150
Debt Contracts International Markets [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.87%
Non-current portion of non-current borrowings. gross	$ 67	78
Current borrowings. gross	$ 12	11
Debt Contracts International Markets [Member] | Currencieswith Variable And Fixed Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	5.59%
Non-current portion of non-current borrowings. gross	$ 3,945	4,212
Current borrowings. gross	$ 500	54
Debt Contracts International Markets [Member] | Other Currencies With Variable Interest [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	4.12%
Non-current portion of non-current borrowings. gross	$ 9	$ 9